Investment Strategy - First Trust Senior Loan Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in first and second lien senior floating rate bank loans (collectively, “Senior Loans”).Senior Loans are advances or commitments of funds made by one or more banks or similar financial institutions to one or more corporations, partnerships or other business entities and typically pay interest at a floating or adjusting rate that is determined periodically at a designated premium above a base lending rate, such as the Secured Overnight Financing Rate (“SOFR”), a similar reference rate, or the prime rate offered by one or more major U.S. banks. First lien loans are considered senior to all other unsecured claims against the borrower and senior to or equal with all other secured claims, meaning that in the event of a bankruptcy of the borrower, first lien loans, together with other first lien claims, are entitled to be the first to be repaid out of proceeds of the assets securing the loans, before other existing unsecured claims or interests receive repayment. Second lien loans are junior to first lien loans but are still secured by a lien on the assets of the borrower, meaning that in the event of a bankruptcy of the borrower, second lien loans are entitled to be repaid out of proceeds of the assets securing the loans after first lien claims have been satisfied but before unsecured claims. However, in bankruptcy proceedings, there may be other claims, such as taxes or additional advances that take precedence.The Fund may invest significantly in “covenant-lite” loans, which are loans issued with fewer restrictions on collateral, payment terms and level of income. Traditional loans generally have protective covenants built into the contract to protect the lender, including financial maintenance tests that measure the debt-service capabilities of the borrower; however, covenant-lite loans lack many of these lender protection provisions. Covenant-lite loans carry more risk than traditional loans and allow borrowers to engage in activities that would be difficult or impossible under a traditional loan agreement. The lack of traditional lender protection provisions contained in covenant-lite loans may impact recovery values and/or trading levels in the future.The Fund invests in Senior Loans made predominantly to businesses operating in North America, but may also invest in Senior Loans made to businesses operating outside of North America. The Fund may invest in Senior Loans directly, either from the borrower as part of a primary issuance or in the secondary market through assignments of portions of Senior Loans from third parties, or participations in Senior Loans, which are contractual relationships with an existing lender in a loan facility whereby the Fund purchases the right to receive principal and interest payments on a loan but the existing lender remains the record holder of the loan. The Senior Loans included in the Fund’s portfolio often maintain a duration of less than 90 days; however, the inclusion of SOFR or similar reference rate floors on certain Senior Loans or other factors may cause interest rate duration to be longer than 90 days.When identifying prospective investment opportunities in Senior Loans, First Trust Advisors L.P., the Fund’s investment advisor, currently intends to invest primarily in Senior Loans that are below investment grade quality at the time of investment, and relies on fundamental credit analysis in an effort to attempt to minimize the loss of the Fund’s capital and to select assets that provide attractive relative value. Securities rated below investment grade, commonly referred to as “junk” or “high yield” securities, include securities that are rated Ba1/BB+/BB+ or below by Moody’s Investors Service, Inc. (“Moody’s”), Fitch Inc., or S&P Global Ratings (“S&P”), respectively. The Fund may invest in securities of any rating. The Fund may also invest in unrated securities deemed by the investment advisor to be of comparable quality to those securities rated below investment grade. Additionally, for newly-issued securities, the Fund may consider an expected rating as if it were a final rating.The Fund may also invest up to 20% of its net assets in (1) non-Senior Loan debt securities which may be fixed-rate or floating-rate income-producing securities (including, without limitation, U.S. government debt securities and corporate debt securities), (2) warrants, U.S. and non-U.S. equity and equity-like positions and interests and other securities issued by or with respect to a borrower or its affiliates, and/or (3) securities of other investment companies. In addition, the Fund may invest up to 15% of its net assets in Senior Loans and/or other floating rate loans that are distressed or in default. The Fund may also invest in companies with various market capitalizations.The Fund’s investment advisor combines a fundamental credit selection process with relative value analysis and top-down macroeconomic perspectives when selecting investment opportunities. The Fund’s investment advisor believes that an evolving investment environment offers varying degrees of investment risk opportunities in the bank loan, high yield and other fixed income instrument markets. To capitalize on attractive investments and effectively manage potential risk, the Fund’s investment advisor believes that the combination of thorough and continuous credit analysis, market evaluation, diversification and the ability to reallocate investments is critical to achieving higher risk-adjusted returns.To the extent the Fund invests a significant portion of its assets in a given jurisdiction, investment sector, or industry or group of industries the Fund may be exposed to the risks associated with that jurisdiction, investment sector or industry or group of industries.